HEWITT SERIES TRUST

PERFORMANCE AS OF 12/31/02                                      THIRTY-DAY YIELD
--------------------------------------------------------------------------------

Hewitt Money Market Fund                                                   0.63%
Hewitt Institutional Money Market Fund                                     1.09%

The thirty-day yield is an annualized yield for the thirty-day period ended December 31, 2002. "Annualized yield" refers to the interest you would earn if you held a share of the Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management.

During the first few months of 2002, the U.S. economy began showing signs of life. As the reporting period unfolded, however, indications of a slower economy emerged. Despite economic growth of approximately 4% in the first half of the year, by summer the economic outlook became clouded: consumer spending, which accounts for roughly two thirds of GDP, appeared to have slowed to about a 2% sequential rate during the second quarter. Capital spending also weakened. Lower expectations about the economic recovery in turn reduced expectations for a tightening in monetary policy. Though some market rebound occurred in the fourth quarter, a strong recovery to the U.S. economy failed to materialize. Soft economic data, low growth estimates, and weak consumer confidence led the Federal Reserve Board (the "Fed") to unexpectedly cut its target federal funds rate by 0.50% to 1.25%; its lowest level in more than 40 years.

Early in the reporting period, after seeing a positive consumer confidence report and strength in the manufacturing sector, incorrect expectations of Fed tightening were soon priced into the money market yield curve. The Fund purchased one-year securities to capture these aggressive yields, along with one-to-two month securities as a hedge against a strong economic rebound. Not only did the longer-dated purchases capture yields that would compensate for a then potential rate increase, it also positioned the Fund to benefit from the maturing cash at a time when the expected probability of a rate hike was greater. In the last few months of the year, the positively sloped yield curve, along with year-end financing uncertainties, offered attractive buying opportunities. The Fund maintained a weighted average maturity of sixty days by purchasing securities in the three-to-six month sector incorporating a year-end turn premium. This turn premium is the added yield issuers are willing to pay in order to lock in financing prior to year-end. This strategy proved beneficial to the Fund as overnight rates dropped below the federal funds target level for the week prior to December 31.

Looking ahead, we will continue to watch cautiously for signs of an economic rebound and the impact of geopolitical instability on domestic confidence. We will monitor credits closely and seek attractive buying opportunities for the Fund as the economy works its way through its current environment and hopefully toward recovery.

The Funds are "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder funds, which are offered to the public, hold interests in the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. Barclays Global Fund Advisors ("BGFA") is the investment advisor for the Master Portfolio.

                               HEWITT SERIES TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                    HEWITT MONEY    HEWITT INSTITUTIONAL
                                                    MARKET FUND      MONEY MARKET FUND
                                                    ------------    --------------------
ASSETS
Investments:
In Money Market Master Portfolio
  ("Master Portfolio"), at market value
  (Note 1) .....................................    $ 77,622,235       $114,386,254
Receivables:
    Due from Hewitt Associates LLC (Note 2) ....          59,660             40,384
                                                    ------------       ------------
TOTAL ASSETS ...................................      77,681,895        114,426,638
                                                    ------------       ------------
LIABILITIES
Payables:
    Distribution to shareholders ...............          40,216            112,746
    Accrued shareholder servicing fees .........          47,401             57,971
    Distribution fees (Note 2) .................          47,401                 --
Accrued expenses ...............................          42,019             63,781
                                                    ------------       ------------
TOTAL LIABILITIES ..............................         177,037            234,498
                                                    ------------       ------------
NET ASSETS .....................................    $ 77,504,858       $114,192,140
                                                    ============       ============
Net assets consist of:
    Paid-in capital ............................    $ 77,504,503       $114,161,616
    Undistributed net investment income ........             106             30,135
    Undistributed net realized gain on
      investments ..............................             249                389
                                                    ------------       ------------
NET ASSETS .....................................    $ 77,504,858       $114,192,140
                                                    ============       ============
Shares outstanding .............................      77,502,799          1,134,058
                                                    ============       ============
Net asset value and offering price per share ...    $       1.00       $     100.69
                                                    ============       ============

   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                    HEWITT MONEY    HEWITT INSTITUTIONAL
                                                    MARKET FUND      MONEY MARKET FUND
                                                    ------------    --------------------
NET INVESTMENT INCOME ALLOCATED FROM
  MASTER PORTFOLIO
    Interest .................................      $ 1,369,909         $ 2,099,922
    Expenses .................................          (73,103)           (108,909)
                                                    -----------         -----------
NET INVESTMENT INCOME ALLOCATED FROM
  MASTER PORTFOLIO ...........................        1,296,806           1,991,013
                                                    -----------         -----------
FUND EXPENSES (NOTE 2)
    Advisory and administration fees .........          211,513                  --
    Administration fees ......................               --             108,866
    Shareholder servicing fees ...............          177,852             217,733
    Distribution costs .......................          177,852                  --
    Fund accounting & transfer agent fees ....           85,026              72,981
    Legal fees ...............................           59,996              59,984
    Audit fees ...............................           13,633              15,484
    Printing costs ...........................           40,108              40,108
    Registration costs .......................          100,964               4,919
    Trustee fees .............................            7,974               7,974
    Other expenses ...........................            5,481               1,095
                                                    -----------         -----------
TOTAL FUND EXPENSES ..........................          880,399             529,144
                                                    -----------         -----------
Less:
    Fees reimbursed by Hewitt Associates
      LLC (Note 2) ...........................         (277,659)           (148,141)
                                                    -----------         -----------
TOTAL NET EXPENSES ...........................          602,740             381,003
                                                    -----------         -----------
NET INVESTMENT INCOME ........................          694,066           1,610,010
                                                    -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ALLOCATED FROM MASTER
  PORTFOLIO
    Net realized gain ........................              251                 390
                                                    -----------         -----------
Net gain on investments ......................              251                 390
                                                    -----------         -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ............................      $   694,317         $ 1,610,400
                                                    ===========         ===========

   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     HEWITT INSTITUTIONAL
                                                          HEWITT MONEY MARKET FUND                    MONEY MARKET FUND
                                                   --------------------------------------   ------------------------------------
                                                       FOR THE              FOR THE             FOR THE            FOR THE
                                                      YEAR ENDED           YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                   DECEMBER 31, 2002    DECEMBER 31, 2001   DECEMBER 31, 2002  DECEMBER 31, 2001
                                                   -----------------  -------------------   -----------------  -----------------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net investment income ..........................   $     694,066        $   2,044,619       $   1,610,010      $   3,896,734
  Net realized gain ..............................             251                1,836                 390              3,062
                                                     -------------        -------------       -------------      -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ......................         694,317            2,046,455           1,610,400          3,899,796
                                                     -------------        -------------       -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income .....................        (694,066)          (2,019,019)         (1,610,041)        (3,896,734)
                                                     -------------        -------------       -------------      -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............        (694,066)          (2,019,019)         (1,610,041)        (3,896,734)
                                                     -------------        -------------       -------------      -------------
CAPITAL SHARE TRANSACTIONS:
  Net capital share transactions (Note 3) ........      11,250,122            8,361,987           4,906,828          5,625,950
                                                     -------------        -------------       -------------      -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS ......      11,250,122            8,361,987           4,906,828          5,625,950
                                                     -------------        -------------       -------------      -------------

INCREASE IN NET ASSETS ...........................      11,250,373            8,389,423           4,907,187          5,629,012
NET ASSETS:
Beginning of year ................................      66,254,485           57,865,062         109,284,953        103,655,941
                                                     -------------        -------------       -------------      -------------
END OF YEAR ......................................   $  77,504,858        $  66,254,485       $ 114,192,140      $ 109,284,953
                                                     =============        =============       =============      =============
UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN NET
  ASSETS AT END OF YEAR ..........................   $         106        $          --       $      30,135      $      28,446
                                                     =============        =============       =============      =============

   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                            HEWITT MONEY MARKET FUND

                                                                                   PERIOD FROM
                                                                                  DEC. 4, 2000(A)
                                                    YEAR ENDED     YEAR ENDED           TO
                                                   DEC. 31, 2002  DEC. 31, 2001   DEC. 31, 2000
                                                   -------------  -------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD .............   $    1.00      $    1.00      $     1.00
                                                     ---------      ---------      ----------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ........................        0.01           0.03            0.00(b)
                                                     ---------      ---------      ----------
Total from investment operations .................        0.01           0.03            0.00
                                                     ---------      ---------      ----------
LESS DISTRIBUTIONS FROM:
    Net investment income ........................       (0.01)         (0.03)          (0.00)(b)
                                                     ---------      ---------      ----------
TOTAL DISTRIBUTIONS ..............................       (0.01)         (0.03)          (0.00)
                                                     ---------      ---------      ----------
NET ASSET VALUE, END OF PERIOD ...................   $    1.00      $    1.00      $     1.00
                                                     =========      =========      ==========
TOTAL RETURN .....................................        0.98%          3.36%           0.47%(c)
                                                     =========      =========      ==========
Ratios/Supplemental data:
    Net assets, end of period (000s) .............   $  77,505      $  66,254      $   57,865
    Ratio of expenses to average net assets(1) ...        0.95%          0.95%           0.95%(d)
    Ratio of net investment income  to average
      net assets(2) ..............................        0.98%          3.31%           5.77%(d)

(1) Ratio of expenses to average net assets
      prior to waived fees and reimbursed
      expenses ...................................        1.34%          1.36%           1.54%(d)
(2) Ratio of net investment income (loss) to
      average net assets prior to waived fees
      and reimbursed expenses ....................        0.59%          2.90%           5.18%(d)

--------
(a) Commencement of operations.
(b) Rounds to less than $0.01.
(c) Not annualized.
(d) Annualized.

   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                     HEWITT INSTITUTIONAL MONEY MARKET FUND

                                             YEAR ENDED    YEAR ENDED     YEAR ENDED        PERIOD ENDED         PERIOD ENDED
                                            DEC. 31, 2002  DEC. 31, 2001  DEC. 31, 2000(E)  DEC. 31, 1999(A)(E)  FEB. 28, 1999(B)(E)
                                            -------------  -------------  ----------------  -------------------  -------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ..................     $   100.70     $    100.68      $   100.52         $   100.30         $    100.00
                                             ----------     -----------      ----------         ----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ..............           1.49            3.86            5.73               3.90                1.97
    Net realized and unrealized gain
      on investments ...................           0.00(f)         0.02            0.13               0.22                  --
                                             ----------     -----------      ----------         ----------         -----------
Total from investment operations .......           1.49            3.88            5.86               4.12                1.97
                                             ----------     -----------      ----------         ----------         -----------
LESS DISTRIBUTIONS FROM:
    Net investment income ..............          (1.50)          (3.86)          (5.70)             (3.90)              (1.67)
                                             ----------     -----------      ----------         ----------         -----------
TOTAL DISTRIBUTIONS ....................          (1.50)          (3.86)          (5.70)             (3.90)              (1.67)
                                             ----------     -----------      ----------         ----------         -----------
NET ASSET VALUE, END OF PERIOD .........     $   100.69     $    100.70      $   100.68         $   100.52         $    100.30
                                             ==========     ===========      ==========         ==========         ===========
TOTAL RETURN ...........................           1.51%           3.93%           6.12%              4.18%(c)            1.98%(c)
                                             ==========     ===========      ==========         ==========         ===========
Ratios/Supplemental data:
    Net assets, end of period (000s) ...     $  114,192     $   109,285      $  103,656         $   43,068         $    10,949
    Ratio of expenses to average net
      assets(1) ........................           0.45%           0.45%           0.45%              0.44%(d)            0.45%(d)
    Ratio of net investment income
      to average net assets(2) .........           1.48%           3.82%           6.05%              5.03%(d)            4.86%(d)

(1) Ratio of expenses to average net
      assets prior to waived fees and
      reimbursed expenses ..............           0.59%           0.60%           0.59%              0.72%(d)            1.62%(d)
(2) Ratio of net investment income
      (loss) to average net assets
      prior to waived fees and
      reimbursed expenses ..............           1.34%           3.67%           5.91%              4.75%(d)            3.69%(d)

-------------
(a) For the ten months ended December 31, 1999. The Fund changed its fiscal year from February 28 to December 31.
(b) For the period from October 1, 1998 (commencement of operations) to February 28, 1999.
(c)  Not annualized.
(d)  Annualized.
(e)  Institutional Class Shares through December 4, 2000.
(f)  Rounds to less than $0.01.

   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST
                          NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Hewitt Money Market Fund (the "Money Market Fund") and Hewitt Institutional Money Market Fund, (the "Institutional Money Market Fund"), (each a "Fund", collectively, the "Funds") are diversified series of Hewitt Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on July 7, 1998.

     Institutional Money Market Fund ceased offering Administrative Class shares on December 1, 2000. On December 4, 2000, all Administrative Class shares were redeemed and shareholders of these shares reinvested proceeds into the Money Market Fund.

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

     Each Fund invests substantially all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Funds. The value of each Fund's investment in the Master Portfolio reflects each Fund's interest in the net assets of the Master Portfolio (2.00% and 2.94% for the Money Market Fund and the Institutional Money Market Fund, respectively as of December 31, 2002).

     The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Each Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

     The performance of each Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

FEDERAL INCOME TAXES

     The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

                               HEWITT SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that each Fund continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2002.

     As of December 31, 2002, the components of Distributable Earnings on a tax basis were as follows: Undistributed Ordinary Income of $355 and $30,524 for the Money Market Fund and the Institutional Money Market Fund, respectively.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income of each Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Hewitt Associates LLC ("Hewitt Associates") provides advisory and administrative services to the Money Market Fund. For these services, the Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.30% of the Money Market Fund's average daily net assets. Hewitt Associates has agreed to waive its fees or absorb expenses of the Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Money Market Fund, on an annual basis, does not exceed 0.95% of the average daily net assets of the Money Market Fund. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2002, Hewitt Associates reimbursed the Money Market Fund $211,513 for expenses related to this agreement.

     Hewitt Associates provides administrative services to the Institutional Money Market Fund at an annual rate of 0.10% of average daily net assets, but has agreed to absorb such expenses of the Institutional Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Institutional Money Market Fund, on an annual basis, does not exceed 0.45% of the average daily net assets of the Institutional Money Market Fund. For the year ended December 31, 2002, Hewitt Associates reimbursed the Institutional Money Market Fund $108,866 for expenses related to this agreement.

     Hewitt Financial Services LLC ("Hewitt Services") serves as the Distributor of the Money Market Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Money Market Fund to pay expenses relating to the distribution of the Money Market Fund's shares. Under the plan, the Money Market Fund pays a fee to Hewitt Services, calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund.

     Hewitt Services also serves as the Shareholder Servicing Agent for the Money Market Fund. As Shareholder Servicing Agent, Hewitt Services is responsible for maintaining records showing the number of shares owned by investors who have purchased shares through Hewitt Services. In addition, Hewitt Services sends all shareholder communications relating to the Money Market Fund to shareholders or arranges for these materials to be sent. For these services, the Money Market Fund pays Hewitt Services a monthly fee calculated at an annual rate of 0.25% of

                               HEWITT SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

the average daily net assets of the Money Market Fund. For the year ended December 31, 2002, Hewitt Associates reimbursed the Money Market Fund $66,146 on behalf of Hewitt Services for expenses related to this agreement.

     Hewitt Associates also serves as the Shareholder Servicing Agent for the Institutional Money Market Fund. As Shareholder Servicing Agent, Hewitt Associates is responsible for receiving on behalf of the Transfer Agent orders by employee benefit plans to purchase and redeem shares. Hewitt Associates is also responsible for maintaining records showing the number of Institutional Money Market Shares allocable to individual participant accounts in those plans. In addition, Hewitt Associates sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Institutional Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.20% of average daily net assets of the Institutional Money Market Fund. For the year ended December 31, 2002, Hewitt Associates reimbursed the Money Market Fund $39,275 for expenses related to this agreement.

     The Funds also reimburse each Shareholder Servicing Agent for certain out-of-pocket expenses.

3. CAPITAL SHARE TRANSACTIONS

     As of December 31, 2002, there was an unlimited number of shares of $0.001 par value capital stock authorized by each Fund. Transactions in capital shares for each Fund is as follows:

HEWITT MONEY MARKET FUND

                                               YEAR ENDED                     YEAR ENDED
                                           DECEMBER 31, 2002              DECEMBER 31, 2001
                                     -----------------------------   ---------------------------
                                        SHARES           AMOUNT         SHARES         AMOUNT
                                     ------------     ------------   ------------   ------------
Shares Issued and Redeemed:
Shares sold .......................    47,715,653     $ 47,715,652     38,776,455   $ 38,776,455
Shares issued in reinvestments
  of dividends ....................       652,953          652,953      2,019,019      2,019,019
Shares redeemed ...................   (37,118,483)     (37,118,483)   (32,433,460)   (32,433,487)
                                     ------------     ------------   ------------   ------------
Net increase ......................    11,250,123     $ 11,250,122      8,362,014   $  8,361,987
                                     ============     ============   ============   ============

HEWITT INSTITUTIONAL MONEY MARKET FUND

                                               YEAR ENDED                     YEAR ENDED
                                           DECEMBER 31, 2002              DECEMBER 31, 2001
                                     -----------------------------   ----------------------------
                                        SHARES           AMOUNT         SHARES         AMOUNT
                                     ------------    -------------   ------------   -------------
Shares Issued and Redeemed:
Shares sold .......................     3,813,149    $ 384,187,479      3,166,599   $ 319,321,630
Shares issued in reinvestments
  of dividends ....................        14,823        1,492,560         38,709       3,896,734
Shares redeemed ...................    (3,779,220)    (380,773,211)    (3,149,514)   (317,592,414)
                                     ------------    -------------   ------------   -------------
Net increase ......................        48,752    $   4,906,828         55,794   $   5,625,950
                                     ============    =============   ============   =============

INDEPENDENT ACCOUNTANTS' REPORT

To the Shareholders and Board of Trustees of Hewitt Series Trust:

     In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hewitt Money Market Fund and Hewitt Institutional Money Market Fund, the funds comprising Hewitt Series Trust (the "Funds"), at December 31, 2002, the results of each of their operations, the changes in each of their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion of these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     The financial statements of the Funds at December 31, 2001 and for the periods then ended were audited by other auditors, whose report dated February 11, 2002 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
February 12, 2003

CHANGE IN INDEPENDENT ACCOUNTANTS--(UNAUDITED)

     As a result of the resignation of KPMG LLP as the Funds' independent accountants, the Audit Committee and the Board of Directors of the Funds voted to appoint PricewaterhouseCoopers LLP as the independent accountants for the Funds' year ended December 31, 2002. During the two previous years, the audit reports of KPMG LLP contained no adverse opinion or disclaimer of opinion, nor were its reports qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous years, there were no disagreements between the Funds and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

                               HEWITT SERIES TRUST

DIRECTORS INFORMATION LIST--(UNAUDITED)


                                                       PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE   POSITION(S), DATE OF ELECTION  DURING PAST 5 YEARS,
                                                       DIRECTORSHIPS HELD
---------------------   -----------------------------  -------------------------
Don Hunt, age 64        Director, since July 7, 1998   Member of the
860 N. Lakeshore Drive                                 Board/President of ADA
Chicago, IL 60611                                      Financial Services,
                                                       Member of the Board of
                                                       ADA Holding Co., Member
                                                       of the Board of Vision
                                                       III, and Member of the
                                                       Board and CEO of Global
                                                       Training, Inc.

John Oliverio, age 50   Director, since July 7, 1998   CEO of Wheaton Franciscan
806 Ambriance                                          Services; Board Member of
Burr Ridge, IL 60521                                   Affinity Health System,
                                                       Covenant Healthcare
                                                       System, All Saints Health
                                                       System, United Health
                                                       System, Franciscan
                                                       Ministries, Inc. and AHA
                                                       Investment Funds.


Each Trustee oversees 2 funds within the fund complex.

                          MONEY MARKET MASTER PORTFOLIO
                                DECEMBER 31, 2002
                             SCHEDULE OF INVESTMENTS

SECURITY                                  FACE AMOUNT       VALUE
--------                                  ------------  -------------

CERTIFICATES OF DEPOSIT--9.00%
Bank of Nova Scotia
  2.96%, 03/28/03                         $ 20,000,000  $  19,997,683
Bank of Scotland
  1.68%, 02/03/03                           50,000,000     49,994,908
Canadian Imperial Bank of Commerce
  1.34%, 02/20/03                           20,000,000     20,000,000
  2.52%, 05/14/03                           15,000,000     14,992,703
Chase Manhattan Bank USA
  1.34%, 04/03/03                           25,000,000     25,000,000
  1.91%, 01/21/03                            5,000,000      5,000,293
Citibank NA
  1.34%, 03/10/03                           30,000,000     30,000,000
Commerzbank AG
  1.92%, 01/02/03                           30,000,000     30,000,096
Dresdner Bank AG
  2.63%, 03/10/03                           10,000,000     10,023,609
ING Bank NV
  1.80%, 01/21/03                           25,000,000     25,000,000
JP Morgan Chase Bank
  1.75%, 01/27/03                           20,000,000     20,000,000
Toronto-Dominion Bank
  1.34%, 05/07/03                           25,000,000     25,000,000
  1.51%, 11/12/03                           30,000,000     30,003,879
UBS AG
  2.78%, 03/17/03                           10,000,000     10,000,000
World Savings Bank
  1.27%, 02/13/03                           35,000,000     34,998,750
                                                        -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost: $350,011,921)                                    350,011,921
                                                        -------------
COMMERCIAL PAPER--47.00%
Accor SA
  1.34%, 02/05/03                           20,000,000     19,973,944
  1.35%, 03/05/03                           20,000,000     19,952,750
Alpine Securitization Corp.
  1.41%, 01/03/03                           10,031,000     10,030,214
Amstel Funding Corp.
  1.38%, 03/07/03                           20,000,000     19,950,167
  1.38%, 06/10/03                           20,000,000     19,877,333
  1.40%, 03/04/03                           15,000,000     14,963,833
  1.40%, 03/17/03                           10,000,000      9,970,833
  1.76%, 02/18/03                           25,000,000     24,941,166
  1.80%, 02/10/03                           20,000,000     19,960,000
  1.82%, 01/13/03                            4,500,000      4,497,270
  1.82%, 01/16/03                           30,000,000     29,977,251
  1.89%, 01/08/03                           15,000,000     14,994,487
Amsterdam Funding Corp.
  1.33%, 05/15/03                           25,000,000     24,876,236
Banque Generale du Luxembourg
  1.73%, 02/06/03                           31,000,000     30,946,215
  1.82%, 01/13/03                           10,000,000      9,993,934
Beta Finance Inc.
  1.76%, 01/08/03                           14,500,000     14,495,038
  1.77%, 04/22/03                           12,000,000     11,934,510
DEPFA Bank PLC
  1.34%, 03/13/03                           20,000,000     19,947,144
  1.34%, 03/18/03                           15,000,000     14,957,567
Dorada Finance Inc.
  1.33%, 03/04/03                           25,750,000     25,691,018
  1.40%, 05/19/03                           26,580,000     26,437,354
  1.84%, 01/15/03                            5,000,000      4,996,423
Edison Asset Securitization Corp.
  1.33%, 03/06/03                           30,000,000     29,929,067
  1.35%, 02/12/03                           20,000,000     19,968,500
  1.36%, 05/19/03                           20,000,000     19,895,734
  1.77%, 04/16/03                           20,000,000     19,896,750
Eureka Securitization Inc.
  1.34%, 03/13/03                           20,000,000     19,947,144
Falcon Asset Securitization Corp.
  1.35%, 03/17/03                           18,000,000     17,949,375

                          MONEY MARKET MASTER PORTFOLIO
                                DECEMBER 31, 2002
                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                       FACE AMOUNT       VALUE
--------                                       ------------  ------------

Fortis Funding LLC
  1.75%, 04/08/03                              $ 10,000,000  $  9,952,847
  1.76%, 04/17/03                                10,000,000     9,948,178
  1.76%, 04/21/03                                35,000,000    34,811,778
  1.76%, 04/22/03                                25,000,000    24,864,333
GE Capital Services Inc.
  1.35%, 02/20/03                                25,000,000    24,953,125
GE Financial Assurance Holdings
  1.34%, 03/07/03                                40,000,000    39,903,222
  1.36%, 03/18/03                                25,000,000    24,928,222
  1.78%, 04/17/03                                20,000,000    19,895,178
General Electric Capital Corp.
  1.77%, 02/21/03                                20,000,000    19,949,850
  1.77%, 03/10/03                                20,000,000    19,933,133
Goldman Sachs Group Inc.
  1.82%, 01/06/03                                24,080,000    24,073,913
Intrepid Funding
  1.36%, 03/05/03                                20,000,000    19,952,400
K2 USA LLC
  1.34%, 05/12/03                                15,000,000    14,926,858
  1.40%, 04/22/03                                 9,479,000     9,438,082
  1.60%, 01/21/03                                10,000,000     9,991,111
  1.63%, 01/14/03                                 5,000,000     4,997,057
  1.86%, 01/07/03                                15,000,000    14,995,350
Kitty Hawk Funding Corp.
  1.33%, 05/12/03                                 5,114,000     5,089,249
Liberty Street Funding Corp.
  1.35%, 03/12/03                                25,000,000    24,934,375
  1.36%, 03/06/03                                10,127,000    10,102,515
  1.40%, 01/17/03                                10,012,000    10,005,770
  1.86%, 01/22/03                                 4,364,000     4,359,265
Links Finance LLC
  1.40%, 06/02/03                                13,370,000    13,290,968
Loch Ness LLC
  1.73%, 02/12/03                                18,748,000    18,710,161
  1.73%, 02/18/03                                20,184,000    20,137,442
  1.80%, 01/15/03                                11,811,000    11,802,732
  1.80%, 01/22/03                                13,189,000    13,175,152
  1.82%, 01/22/03                                10,000,000     9,989,384
  1.87%, 01/02/03                                15,000,000    14,999,221
Moat Funding LLC
  1.75%, 02/26/03                                11,634,000    11,602,330
  1.75%, 03/03/03                                20,000,000    19,940,694
  1.79%, 01/13/03                                20,000,000    19,988,066
  1.79%, 01/16/03                                20,000,000    19,985,083
  1.88%, 01/21/03                                15,000,000    14,984,333
Morgan Stanley
  1.35%, 02/24/03                                15,000,000    14,969,625
  1.35%, 03/13/03                                15,000,000    14,960,063
  1.77%, 01/14/03                                20,000,000    19,987,216
Quincy Capital Corp.
  1.34%, 02/07/03                                11,403,000    11,387,295
Scaldis Capital
  1.35%, 03/14/03                                 9,000,000     8,975,700
  1.35%, 03/25/03                                22,332,000    22,262,492
  1.43%, 01/27/03                                11,877,000    11,864,734
  1.45%, 01/15/03                                20,000,000    19,988,722
Sigma Finance Inc.
  1.35%, 03/03/03                                39,000,000    38,910,788
  1.40%, 05/27/03                                 6,000,000     5,965,933
  1.74%, 01/10/03                                25,000,000    24,989,125
  1.77%, 04/14/03                                10,000,000     9,949,359
  1.78%, 02/19/03                                20,000,000    19,951,680
Silver Tower US Funding LLC
  1.37%, 02/10/03                                20,000,000    19,969,556
  1.40%, 03/12/03                                 5,441,000     5,426,188
  1.40%, 03/17/03                                10,000,000     9,970,833
  1.74%, 01/09/03                                20,000,000    19,992,267
  1.78%, 02/18/03                                20,000,000    19,952,533
  1.80%, 01/17/03                                25,000,000    24,980,000
Societe Generale NA, Inc.
  1.34%, 02/13/03                                25,000,000    24,959,986
  1.34%, 03/18/03                                25,000,000    24,929,278
Special Purpose Accounts Receivable Corp.
  1.36%, 03/20/03                                25,000,000    24,926,333
  1.80%, 02/07/03                                15,000,000    14,972,250

                          MONEY MARKET MASTER PORTFOLIO
                                DECEMBER 31, 2002
                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                  FACE AMOUNT       VALUE
--------                                  ------------  --------------

Stellar Funding Group Inc.
  1.32%, 01/07/03                         $  9,653,000  $    9,650,876
  1.32%, 01/09/03                            6,833,000       6,830,996
  1.32%, 01/24/03                            7,407,000       7,400,753
  1.33%, 02/14/03                            8,975,000       8,960,411
  1.35%, 02/04/03                            4,518,000       4,512,240
  1.35%, 03/17/03                            6,447,000       6,428,868
  1.40%, 01/13/03                           12,197,000      12,191,308
  1.40%, 05/30/03                            4,617,000       4,590,247
  1.74%, 01/03/03                           13,613,000      13,611,684
  1.75%, 02/07/03                            4,484,000       4,475,935
  1.75%, 02/10/03                            4,075,000       4,067,076
  1.75%, 02/19/03                            6,176,000       6,161,289
  1.76%, 03/10/03                           10,091,000      10,057,453
  1.77%, 04/23/03                           19,620,000      19,511,959
  1.78%, 01/10/03                           30,000,000      29,986,650
  1.80%, 01/24/03                            4,283,000       4,278,075
  1.88%, 01/03/03                            5,850,000       5,849,389
Svenska Handelsbanken Inc.
  1.35%, 03/06/03                            5,100,000       5,087,760
  1.35%, 04/30/03                           24,500,000      24,390,669
Thames Asset Global Securitization Inc.
  1.34%, 02/03/03                            8,309,000       8,298,794
  1.35%, 02/03/03                           28,309,000      28,273,968
  1.35%, 02/14/03                           10,269,000      10,252,056
  1.35%, 03/03/03                           17,203,000      17,163,648
  1.36%, 03/03/03                            8,750,000       8,729,836
  1.40%, 01/21/03                           25,000,000      24,980,556
  1.75%, 01/15/03                           20,000,000      19,986,389
Three Rivers Funding Corp.
  1.40%, 01/16/03                           16,270,000      16,260,509
                                                        --------------
TOTAL COMMERCIAL PAPER
  (Cost: $1,827,793,984)                                 1,827,793,984
                                                        --------------
MEDIUM TERM NOTES--9.26%
Associates Corp. NA
  6.77%, 04/10/03                            7,000,000       7,102,232
Bayerische Landesbank - Series D
  5.40%, 01/23/03                           21,000,000      21,044,526
Beta Finance Inc.
  1.50%, 11/12/03                           20,000,000      20,000,000
Dorada Finance Inc.
  1.64%, 11/26/03                           20,000,000      20,000,000
  2.73%, 04/17/03                           25,000,000      24,998,548
General Electric Capital Corp.
  2.21%, 01/23/03                           10,000,000      10,000,000
  5.38%, 01/15/03                            9,170,000       9,182,464
  7.50%, 06/05/03                            6,250,000       6,410,471
Goldman Sachs Group Inc.
  1.42%, 03/11/03                           25,000,000      25,000,000
  1.43%, 03/19/03                           25,000,000      25,000,000
  6.65%, 08/01/03                            9,690,000       9,985,060
Heller Financial Inc.
  6.40%, 01/15/03                           20,240,000      20,276,452
K2 USA LLC
  1.63%, 12/08/03                           15,000,000      15,000,000
  1.64%, 11/26/03                           15,000,000      15,000,000
  2.09%, 01/21/03                            5,000,000       4,999,716
  2.68%, 04/25/03                           10,000,000      10,000,000
Links Finance LLC
  1.47%, 11/18/03                           10,000,000      10,000,000
  1.65%, 12/03/03                           10,000,000      10,000,000
  2.40%, 03/03/03                           10,000,000      10,009,680
  2.80%, 03/17/03                           20,000,000      20,000,000
  3.00%, 04/15/03                           15,000,000      15,000,000
Merrill Lynch & Co. Inc.
  4.97%, 04/30/03                           11,750,000      11,869,926
Morgan Stanley
  6.75%, 03/04/03                            4,100,000       4,134,136
  7.13%, 01/15/03                           35,000,000      35,066,604
                                                        --------------
TOTAL MEDIUM TERM NOTES
  (Cost: $360,079,815)                                     360,079,815
                                                        --------------

                          MONEY MARKET MASTER PORTFOLIO
                                DECEMBER 31, 2002
                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                   FACE AMOUNT       VALUE
--------                                   ------------  --------------

TIME DEPOSITS--6.04%
Key Bank NA
  1.19%, 01/02/03                         $ 110,000,000  $  110,000,000
Societe Generale
  1.25%, 01/02/03                           125,000,000     125,000,000
                                                         --------------
TOTAL TIME DEPOSITS
  (Cost: $235,000,000)                                      235,000,000
                                                         --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--2.04%
Federal National Mortgage Association
  1.27%, 05/07/03                            25,000,000      24,888,875
  4.00%, 08/15/03                            33,876,000      34,421,665
  5.00%, 02/14/03                            20,000,000      20,087,625
                                                         --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost: $79,398,165)                                        79,398,165
                                                         --------------
VARIABLE & FLOATING RATE
 NOTES--22.90%
Abbey National Treasury Services
  1.32%, 05/01/03                            50,000,000      50,000,000
Associates Corp. NA
  1.48%, 06/16/03                            15,000,000      14,996,791
  1.86%, 05/08/03                            17,000,000      17,015,478
Bank of America Corp.
  1.84%, 07/07/03                            15,000,000      15,006,378
Bank of America NA
  1.75%, 02/04/03                            50,000,000      50,003,607
Bank One Corp.
  1.63%, 02/18/03                             5,000,000       5,001,808
  1.65%, 04/22/03                            50,000,000      50,035,434
Beta Finance Inc.
  1.39%, 09/25/03                            50,000,000      49,998,171
  1.47%, 09/15/03                            25,000,000      25,010,650
Credit Suisse First Boston
  1.40%, 09/04/03                            50,000,000      50,000,000
Dorada Finance Inc.
  1.33%, 09/15/03                            25,000,000      25,000,000
Fleet National Bank
  1.96%, 07/31/03                            10,000,000      10,009,056
General Electric Capital Corp.
  1.42%, 03/24/03                            20,000,000      20,000,000
  1.42%, 05/28/03                            35,000,000      35,002,222
Goldman Sachs Group Inc.
  1.57%, 03/17/03                            33,500,000      33,511,864
  1.68%, 05/23/03                            15,000,000      15,015,358
  2.01%, 01/14/03                            10,000,000      10,000,917
  2.03%, 01/17/03                            12,000,000      12,001,284
K2 USA LLC
  1.32%, 08/15/03                            20,000,000      20,000,000
  1.39%, 02/18/03                            10,000,000       9,999,870
  1.40%, 11/26/03                            25,000,000      25,000,000
Key Bank NA
  1.46%, 02/03/03                            25,000,000      25,000,492
Links Finance LLC
  1.40%, 06/16/03                            10,000,000       9,999,545
  1.40%, 09/30/03                            25,000,000      25,000,000
Merrill Lynch & Co. Inc.
  1.42%, 05/02/03                            20,000,000      20,000,000
  1.55%, 06/24/03                             5,625,000       5,627,926
  1.57%, 08/13/03                            13,525,000      13,535,802
  1.99%, 01/29/03                             8,000,000       8,001,180
Metropolitan Life Insurance Funding
  Agreement
  1.90%, 07/18/03                            25,000,000      25,000,000
Morgan Stanley
  1.51%, 09/19/03                            10,000,000      10,005,658
  1.60%, 01/16/03                            23,000,000      23,001,856
  1.60%, 03/13/03                            19,790,000      19,797,859
  1.94%, 04/07/03                             5,000,000       5,002,268
  1.95%, 01/16/03                             6,800,000       6,800,553
National City Bank
  1.91%, 07/22/03                            10,000,000      10,006,277

                          MONEY MARKET MASTER PORTFOLIO
                                DECEMBER 31, 2002
                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                  FACE AMOUNT       VALUE
--------                                  ------------  --------------

Nationwide Building Society
  1.42%, 02/14/03                         $ 56,000,000  $   56,000,122
  1.87%, 07/23/03                           25,000,000      25,008,722
Sigma Finance Inc.
  1.31%, 02/25/03                           20,000,000      19,999,697
Unilever NV
  1.46%, 06/18/03                           40,000,000      40,012,649
                                                        --------------
TOTAL VARIABLE & FLOATING RATE NOTES
  (Cost: $890,409,494)                                     890,409,494
                                                        --------------
REPURCHASE AGREEMENTS--3.79%
Bank of America Tri-Party Repurchase
  Agreement, dated 12/31/02, due
  01/02/03, with a maturity value of
  $100,007,056 and an effective yield of
  1.27%.                                   100,000,000     100,000,000
Goldman Sachs Tri-Party Repurchase
  Agreement, dated 12/31/02, due
  01/02/03, with a maturity value of
  $25,001,736 and an effective yield of
  1.25%.                                    25,000,000      25,000,000
Merrill Lynch Tri-Party Repurchase
  Agreement, dated 12/31/02, due
  01/02/03, with a maturity value of
  $22,423,520 and an effective yield of
  1.22%.                                    22,422,000      22,422,000
                                                        --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost: $147,422,000)                                     147,422,000
                                                        --------------
TOTAL INVESTMENTS IN SECURITIES--100.03%
  (Cost $3,890,115,379)                                  3,890,115,379
                                                        --------------
Other Assets, Less
  Liabilities--(0.03)%                                      (1,353,596)
                                                        --------------
NET ASSETS--100.00%                                     $3,888,761,783
                                                        ==============

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

ASSETS
Investments in securities, at amortized cost
  (Cost: $3,890,115,379) (Note 1) ..................  $3,890,115,379
Cash ...............................................             517
Receivables:
    Interest .......................................       9,483,990
                                                      --------------
TOTAL ASSETS .......................................   3,899,599,886
                                                      --------------
LIABILITIES
Payables:
    Investment securities purchased ................      10,255,344
    Advisory fees (Note 2) .........................         582,759
                                                      --------------
TOTAL LIABILITIES ..................................      10,838,103
                                                      --------------
NET ASSETS .........................................  $3,888,761,783
                                                      ==============

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

NET INVESTMENT INCOME
    Interest .......................................  $47,997,333
                                                      -----------
TOTAL INVESTMENT INCOME ............................   47,997,333
                                                      -----------
EXPENSES (NOTE 2)
    Advisory fees ..................................    2,521,707
                                                      -----------
TOTAL EXPENSES .....................................    2,521,707
                                                      -----------
NET INVESTMENT INCOME ..............................   45,475,626
                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on sale of investments .......        8,083
                                                      -----------
NET GAIN ON INVESTMENTS ............................        8,083
                                                      -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS .......................................  $45,483,709
                                                      ===========

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                          FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                          DECEMBER 31, 2002   DECEMBER 31, 2001
                                          ------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income .............. $       45,475,626  $       36,484,704
    Net realized gain ..................              8,083              26,158
                                         ------------------  ------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ......................         45,483,709          36,510,862
                                         ------------------  ------------------
Interestholder transactions:
    Contributions ......................     11,212,874,658       7,101,626,395
    Withdrawals ........................     (9,134,078,695)     (5,886,952,331)
                                         ------------------  ------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM INTERESTHOLDER TRANSACTIONS .....      2,078,795,963       1,214,674,064
                                         ------------------  ------------------
INCREASE IN NET ASSETS .................      2,124,279,672       1,251,184,926

NET ASSETS:
Beginning of year ......................      1,764,482,111         513,297,185
                                         ------------------  ------------------
END OF YEAR ............................ $    3,888,761,783  $    1,764,482,111
                                         ==================  ==================

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO
                        NOTES TO THE FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

    The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

    MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company

                          MONEY MARKET MASTER PORTFOLIO
                  NOTES TO THE FINANCIAL STATEMENTS--CONTINUED

meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

REPURCHASE AGREEMENTS

    The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

    The repurchase agreements held by the Master Portfolio at December 31, 2002 were fully collateralized by U.S. Government and Agency obligations as follows:


                                                                      AGGREGATE
                                                                        MARKET
   REPURCHASE AGREEMENT       INTEREST RATE(S)   MATURITY DATE(S)       VALUE
--------------------------    ---------------- --------------------   ---------

Bank of America Tri-Party ...   6.00 - 6.50%    07/01/17 - 12/01/32 $102,000,000
Goldman Sachs Tri-Party .....   5.50 - 7.00     12/01/16 - 01/01/32   25,500,000
Merrill Lynch Tri-Party .....   3.04 - 7.13     01/01/04 - 03/01/38   22,870,331


2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

    Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

    Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

    MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

                          MONEY MARKET MASTER PORTFOLIO
                  NOTES TO THE FINANCIAL STATEMENTS--CONTINUED

    Certain officers and trustees of MIP are also officers or employees of Stephens and BGI. As of December 31, 2002, these officers or employees of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    At December 31, 2002, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.  FINANCIAL HIGHLIGHTS

    Financial highlights for the Master Portfolio were as follows:

                             YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED    PERIOD ENDED
                            DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    FEBRUARY 28,
                                2002             2001             2000            1999(1)        1999(2)
                           ---------------  ---------------  ---------------  ---------------  ------------
    Ratio of expenses to
      average net
      assets(3) ..........      0.10%            0.10%            0.10%            0.10%           0.10%

    Ratio of net
      investment income
      to average net
      assets(3) ..........      1.80%            3.66%            6.43%            5.23%           5.17%

    Total return .........      1.84%            4.23%            6.52%            4.44%(4)        2.61%(4)

---------

(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
(2) For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
(3) Annualized for periods of less than one year.
(4) Not annualized.

INDEPENDENT ACCOUNTANTS' REPORT

To the Interestholders and Board of Trustees of Master Investment Portfolio:

    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the "Portfolio"), at December 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

    The financial statements of the Portfolio at December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
February 7, 2003

MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION (UNAUDITED)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio, Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Trustee for BGIF and oversees 23 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 101 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about the Master Portfolio's Trustees may be found in the Master Portfolio's Statement of Additional Information, which is available without charge upon request by calling toll-free 1-888-204-3956.

                        INTERESTED TRUSTEES AND OFFICERS

                                  POSITION(S), LENGTH              PRINCIPAL OCCUPATION
 NAME, ADDRESS AND AGE                OF SERVICE                  DURING PAST FIVE YEARS
Lee T. Kranefuss,* 40       Trustee since November 16, 2001,  Chief Executive Officer of the
45 Fremont Street           Chairman and President            Individual Investors Business of
San Francisco, CA 94105                                       Barclays Global Investors, N.A.
                                                              ("BGI")

Michael A. Latham, 37       Treasurer and Chief Financial     Director of Mutual Fund Delivery of
45 Fremont Street           Officer                           the Individual Investors Business
San Francisco, CA 94105                                       of BGI (since 2000); Head of
                                                              Operations, BGI Europe (1997-2000);
                                                              Manager of Portfolio Accounting
                                                              Group (1994-1997)

Richard H. Blank, Jr., 46   Secretary                         Senior Vice President of Stephens
                                                              Inc.

                              OTHER PUBLIC COMPANY
                             AND INVESTMENT COMPANY
 NAME, ADDRESS AND AGE            DIRECTORSHIPS
Lee T. Kranefuss,* 40       None.
45 Fremont Street
San Francisco, CA 94105

Michael A. Latham, 37       None.
45 Fremont Street
San Francisco, CA 94105

Richard H. Blank, Jr., 46   Director of Capo, Inc.

                              INDEPENDENT TRUSTEES

                                           POSITION(S), LENGTH                 PRINCIPAL OCCUPATION
       NAME, ADDRESS AND AGE                   OF SERVICE                     DURING PAST FIVE YEARS
Mary G. F. Bitterman, 58             Trustee since November 16, 2001      President and Chief Executive
                                                                          Officer of The James Irvine
                                                                          Foundation (non-profit foundation);
                                                                          President and Chief Executive
                                                                          Officer of KQED, Inc. (public
                                                                          television and radio) from
                                                                          1993-2002.

Jack S. Euphrat, 80                  Trustee since October 20, 1993       Private Investor

W. Rodney Hughes, 76                 Trustee since October 20, 1993       Private Investor

Richard K. Lyons, 41                 Trustee since November 16, 2001      Professor, University of
                                                                          California, Berkeley: Haas School
                                                                          of Business; Member, Council of
                                                                          Foreign Relations

Leo Soong, 56                        Trustee since February 9, 2000       Managing Director of CG Roxane LLC
                                                                          (water company); Co-Founder of
                                                                          Crystal Geyser Water Co.; President
                                                                          of Crystal Geyser Water Co.
                                                                          (through 2000).

                                          OTHER PUBLIC COMPANY
                                         AND INVESTMENT COMPANY
 NAME, ADDRESS AND AGE                        DIRECTORSHIPS
Mary G. F. Bitterman, 58             Director of Pacific Century
                                     Financial Corporation/ Bank of
                                     Hawaii.

Jack S. Euphrat, 80                  None.

W. Rodney Hughes, 76                 Trustee of the Wells Fargo Funds
                                     (oversees 96 portfolios); President
                                     of Wells Fargo Funds November 1999
                                     to May 2000.

Richard K. Lyons, 41                 Director of Matthews Asian Funds
                                     (oversees 6 portfolios).

Leo Soong, 56                        None.

  * Lee T. Kranefuss is deemed to be an "interested person" of the Trust because he serves as Chief Executive Officer of the Individual Investor Business of BGI, the co-administrator of the Master Portfolio and the parent company of BGFA, the investment advisor of the Master Portfolio.

                                TABLE OF CONTENTS

                                                                Page
                                                                ----
                        HEWITT SERIES TRUST

Manager's Discussion and Analysis ............................    1

Statements of Assets and Liabilities .........................    2

Statements of Operations .....................................    3

Statements of Changes in Net Assets ..........................    4

Financial Highlights .........................................    5

Notes to Financial Statements ................................    7

Independent Accountants' Report ..............................   10

Directors Information ........................................   12

                    MASTER INVESTMENT PORTFOLIO

Schedule of Investments ......................................   13

Statement of Assets and Liabilities ..........................   18

Statement of Operations ......................................   19

Statements of Changes in Net Assets ..........................   20

Notes to the Financial Statements ............................   21

Independent Accountants' Report ..............................   24

Trustees Information .........................................   25

                                    [GRAPHIC]
                               Hewitt Series Trust
                            Hewitt Money Market Fund
                              Hewitt Institutional
                                Money Market Fund

                                  ANNUAL REPORT
                                DECEMBER 31, 2002